Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Aug. 31, 2025
A-One President Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 24, 2020
Jurisdiction of formation	Hong Kong
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Hotpot restaurant
Topwell Gold Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Oct. 18, 2019
Jurisdiction of formation	Hong Kong
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Hotpot restaurant
Million Great International Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jun. 18, 2021
Jurisdiction of formation	Hong Kong
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Hotpot restaurant
Happy City Ventures Pte. Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Aug. 29, 2024
Jurisdiction of formation	Singapore
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Inactive
East Harmony Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jun. 26, 2024
Jurisdiction of formation	Hong Kong
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Hotpot restaurant
Asia Virtue Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Apr. 22, 2024
Jurisdiction of formation	Hong Kong
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Inactive